Non-Current Assets - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets - Property, Plant and Equipment [Abstract]
Schedule of non-current assets - property, plant and equipment
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Computer equipment - at cost	275,582	253,564	187,216
Less: Accumulated depreciation	(242,159)	(220,715)	(164,510)
	33,423	32,849	22,706

Office furniture and equipment - at cost	131,728	129,538	89,489
Less: Accumulated depreciation	(41,818)	(28,956)	(28,409)
	89,910	100,582	61,080

Machinery and equipment - at cost	85,309	82,889	57,955
Less: Accumulated depreciation	(72,764)	(63,749)	(49,432)
	12,545	19,140	8,523

	135,878	152,571	92,309

Schedule of reconciliations of the written down value
	Computer	Office furniture and	Machinery and
	equipment	equipment	equipment	Total	Total
Consolidated	AUD$	AUD$	AUD$	AUD$	$

Balance at 1 January 2021	12,141	106,573	24,769	143,483
Additions	30,091	443	-	30,534
Depreciation expense	(9,383)	(6,434)	(5,629)	(21,446)

Balance at 31 December 2021	32,849	100,582	19,140	152,571
Additions	22,018	2,190	2,420	26,628	18,090
Depreciation expense	(21,444)	(12,862)	(9,015)	(43,321)	(29,430)

Balance at 31 December 2022	33,423	89,910	12,545	135,878	92,309

Schedule of depreciation is calculated on a straight-line basis to write off the net cost
Computer equipment	3 years
Machinery and equipment	6-7 years
Office furniture and equipment	10-14 years